Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value of Assets and Liabilities

Assets and liabilities that are measured at fair value on a recurring basis using quoted prices in active markets for identical instruments (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) consist of the following at September 30, 2013 and December 31, 2012:

	September 30, 2013	Fair value measurements at reporting date using
		Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$1,933,334	$1,933,334	$—	$—

	$1,933,334	$1,933,334	$—	$—

	December 31, 2012	Fair value measurements at reporting date using
		Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2012	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

	December 31, 2011	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,066	$2,686,066	$—	$—

	$2,686,066	$2,686,066	$—	$—